Financial assets at fair value through profit or loss - Summary of non-trading derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [table]
Non-trading derivatives	€ 1,536	€ 3,583
Non-trading derivatives [member]
Disclosure of fair value measurement of assets [table]
Non-trading derivatives	1,536	3,583
Non-trading derivatives [member] | Other non-trading derivatives [member]
Disclosure of fair value measurement of assets [table]
Non-trading derivatives	852	1,653
Fair value hedges [member] | Non-trading derivatives [member]
Disclosure of fair value measurement of assets [table]
Non-trading derivatives	365	486
Cash flow hedges [member] | Non-trading derivatives [member]
Disclosure of fair value measurement of assets [table]
Non-trading derivatives	300	1,376
Hedges of net investments in foreign operations [member] | Non-trading derivatives [member]
Disclosure of fair value measurement of assets [table]
Non-trading derivatives	€ 18	€ 69